ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Oct. 31, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TIAN RUIXIANG Holdings Ltd (“TRX” or the “Company”) is a holding company incorporated in the Cayman Islands on March 5, 2019. The Company operates as a broker to sell insurance products in the People’s Republic of China (“PRC” or “China”), through a variable interest entity (“VIE”), Zhejiang Tianruixiang Insurance Broker Co., Ltd. (“TRX ZJ”), which was established on January 18, 2010, and the subsidiaries of the VIE.

On March 20, 2019, TRX established a wholly owned subsidiary in Hong Kong, TRX Hong Kong Investment Limited (“TRX HK”), which is a holding company. On April 30, 2019, TRX HK established a Wholly Foreign-Owned Enterprise in China, Beijing Tianruixiang Management Consulting Co., Ltd. (“TRX BJ” or “WFOE”).

On May 20, 2019, TRX BJ entered into a series of contractual arrangements, or VIE agreements with TRX ZJ and the sole equity holder of TRX ZJ, through which the Company obtained control and became the primary beneficiary of TRX ZJ, hereinafter referred to as the Reorganization. As a result, TRX ZJ became the Company’s VIE.

TRX ZJ formed four subsidiaries in PRC at the following dates:

•	Needbao (Beijing) Network Technology Co., Ltd. (“NDB Technology”), incorporated on December 1, 2016 in Beijing and wholly-owned by TRX ZJ

•	Tianyi Duowen (Beijing) Network Technology Co., Ltd. (“TYDW Technology”), incorporated on December 12, 2016 in Beijing and wholly-owned by TRX ZJ

•

Horgos Hechentongguang Consulting Service Co., Ltd. (“HH Consulting”), incorporated on November 22, 2017 in Horgos Economic District, Xinjiang province and wholly-owned by TRX ZJ and dissolved on July 10, 2020

•	Hebei Hengbang Insurance Assessment Co., Ltd. (“Hengbang Insurance”), incorporated on October 27, 2015 in Shijiazhuang and owned 99.8% by TRX ZJ

TYDW Technology, and HH Consulting and Hengbang Insurance had not generated any revenues since the dates of their incorporation or acquisition through October 31, 2020 or dissolution.

On May 20, 2019, the Company completed its reorganization of the entities under the common control of two majority shareholders, Mr. Zhe Wang and Mrs. Sheng Xu, who is Mr. Zhe Wang’s wife, through their 100% controlled entities incorporated in the British Virgin Islands (“BVI”), and indirectly owned a majority of the equity interests of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries prior to and after the Reorganization. The Company was established as a holding company of TRX BJ. TRX BJ is the primary beneficiary of TRX ZJ, and all of these entities are under common control of the Company’s ultimate controlling shareholders before and after the Reorganization, which results in the consolidation of the Company and has been accounted for as a reorganization of entities under common control at carrying value and for accounting purpose, the reorganization was accounted for as a recapitalization. The consolidated financial statements are prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The following chart illustrates the Company’s corporate structure, including its subsidiaries, consolidated variable interest entity and the VIE’s subsidiaries as of the date of this report:

VIE Agreements with TRX ZJ

Upon the completion of the reorganization, the Company, through the WFOE, entered into the following contractual arrangements with the VIE and the VIE’s sole shareholder that enabled the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the WFOE was considered the primary beneficiary of the VIE and had consolidated the VIE and the VIE’s subsidiaries’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

Contracts that give the Company effective control of the VIE

Equity Interest Pledge Agreement

Under the Equity Interest Pledge Agreement between WFOE, TRX ZJ and the TRX ZJ Shareholder, the TRX ZJ Shareholder pledged all of its equity interests in TRX ZJ to WFOE to guarantee the performance of TRX ZJ’s obligations under the Exclusive Business Cooperation and Service Agreement. Under the terms of the Equity Pledge Agreement, in the event that TRX ZJ or the TRX ZJ Shareholder breaches their respective contractual obligations under the Exclusive Business Cooperation and Service Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The TRX ZJ Shareholder also agreed that upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The TRX ZJ Shareholder further agreed not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

The Equity Interest Pledge Agreement is effective until all payments due under the Exclusive Business Cooperation and Service Agreement have been paid by TRX ZJ. WFOE shall cancel or terminate the Equity Interest Pledge Agreement upon TRX ZJ’s full payment of fees payable under the Exclusive Business Cooperation and Service Agreement.

The purposes of the Equity Interest Pledge Agreement are to (1) guarantee the performance of TRX ZJ’s obligations under the Exclusive Business Cooperation and Service Agreement, (2) make sure the TRX ZJ Shareholder does not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice WFOE’s interests without WFOE’s prior written consent, and (3) provide WFOE control over TRX ZJ. In the event TRX ZJ breaches its contractual obligations under the Exclusive Business Cooperation and Service Agreement, WFOE will be entitled to foreclose on the TRX ZJ Shareholder’ equity interests in TRX ZJ and may (1) exercise its option to purchase or designate third parties to purchase part or all of its equity interests in TRX ZJ and WFOE may terminate the VIE Agreements after acquisition of all equity interests in TRX ZJ or form a new VIE structure with the third parties designated by WFOE; or (2) dispose of the pledged equity interests and be paid in priority out of proceed from the disposal in which case the VIE structure will be terminated.

Share Disposal and Exclusive Option to Purchase Agreement

Under the Share Disposal and Exclusive Option to Purchase Agreement, the TRX ZJ Shareholder irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in TRX ZJ. The option price is equal to the capital paid in by the TRX ZJ Shareholder subject to any appraisal or restrictions required by applicable PRC laws and regulations. As of the date of this report, if WFOE exercised such option, the total option price that would be paid to all of the TRX ZJ Shareholder would be RMB 1, or the lowest amount allowed by law. The option purchase price shall increase in case the TRX ZJ Shareholder makes additional capital contributions to TRX ZJ, including when the registered capital is increased upon TRX ZJ receiving the proceeds from our initial public offering.

Under the Share Disposal and Exclusive Option to Purchase Agreement, WFOE may at any time under any circumstances, purchase, or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the TRX ZJ Shareholder’ equity interests in TRX ZJ. The Share Disposal and Exclusive Option to Purchase Agreement, together with the Equity Pledge Agreement, Exclusive Business Cooperation and Service Agreement, and the Proxy Agreement, enable WFOE to exercise effective control over TRX ZJ.

The Share Disposal and Exclusive Option to Purchase Agreement remains effective for a term of 20 years and may be renewed at WFOE’s election.

VIE Agreements with TRX ZJ (continued)

Proxy Agreement

Under the Proxy Agreement, the TRX ZJ Shareholder authorized WFOE to act on its behalf as its exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that a shareholder is entitled to under PRC laws and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of the shareholder the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of TRX ZJ.

The term of the Proxy Agreement is the same as the term of the Share Disposal and Exclusive Option to Purchase Agreement. The Proxy Agreement is irrevocable and continuously valid from the date of execution of the Proxy Agreement, so long as the TRX ZJ Shareholder is the shareholder of Company.

Contracts that enable the Company to receive substantially all of the economic benefits from the VIE

Exclusive Business Cooperation and Service Agreement

Pursuant to the Exclusive Business Cooperation and Service Agreement between TRX ZJ and WFOE, WFOE provides TRX ZJ with technical support, consulting services, intellectual services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, TRX ZJ granted an irrevocable and exclusive option to WFOE to purchase from TRX ZJ, any or all of its assets at the lowest purchase price permitted under PRC laws. Should WFOE exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to TRX ZJ by WFOE under this agreement, WFOE is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, and plus amount of the services fees or ratio decided by the board of directors of WFOE based on the value of services rendered by WFOE and the actual income of TRX ZJ from time to time, which is approximately equal to the net income of TRX ZJ after deduction of the required PRC statutory reserve.

Based on the foregoing VIE Agreements, TRX BJ has effective control of TRX ZJ which enables TRX BJ to receive all of the expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Management therefore concludes that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIE, and therefore the Company is the ultimate primary beneficiary of the VIE. Consequently, the Company consolidates the accounts of TRX ZJ and its subsidiaries for the periods presented herein, in accordance with Accounting Standards Codification (“ASC”) 810‑10, Consolidation.

The accompanying consolidated financial statements reflect the activities of TRX and each of the following entities:

Name	Background	Ownership
Subsidiaries:
TRX HK	A Hong Kong company	100% owned by TRX
Incorporated on March 20, 2019
TRX BJ	A PRC limited liability company and a wholly foreign owned enterprise	100% owned by TRX HK
Incorporated on April 30, 2019
VIE:
TRX ZJ	A PRC limited liability company	VIE
Incorporated on January 18, 2010
Insurance products brokerage service provider
VIE’s subsidiaries:
NDB Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 1, 2016
TYDW Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 12, 2016
HH Consulting	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on November 22, 2017 and dissolved on July 10, 2020
Hengbang Insurance	A PRC limited liability company	99.8% owned by TRX ZJ
Incorporated on October 27, 2015